Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 2,481	$ 1,997
Deferred tax assets, Deferred compensation	485	491
Deferred Tax Assets, Purchase Price Adjustment	884	999
Deferred Tax Assets, Other	182	201
Deferred Tax Assets, Foreclosed real estate	305	280
Deferred Tax Assets, Gross, Total	4,337	3,968
Deferred tax liabilities, Premises and equipment	245	265
Deferred tax liablities, Deferred loan fees	172	170
Deferred tax liabilties, Net unrealized gains on securities	251	248
Deferred Tax Liabilities, Gross, Total	668	683
Deferred Tax Assets, Net, Total	$ 3,669	$ 3,285